Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Taxation
Net operating losses carry forwards	¥ 354,436
Net operating losses carry forwards, expire in December 31, 2023, if unused	31,483
Net operating losses carry forwards, expire in December 31, 2024, if unused	22,229
Net operating losses carry forwards, expire in December 31, 2025, if unused	47,116
Net operating losses carry forwards, expire in December 31, 2026, if unused	148,871
Net operating losses carry forwards, expire in December 31, 2027, if unused	84,783
Net operating losses carry forwards, expire in December 31, 2028, if unused	¥ 19,954